COMMITMENTS AND CONTINGENCIES - Additional Information - Other Commitments - Gaming License in Sri Lanka (Detail) රු in Thousands, $ in Thousands	Jun. 28, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 LKR (රු)	Aug. 01, 2025 USD ($)	Aug. 01, 2025 LKR (රු)	Mar. 27, 2024 USD ($)
Sri Lanka License [Member]
Commitments and Contingencies [Line Items]
Minimum amount that has been invested in a casino which the company is required to operate						$ 500,000
Minimum amount to be invested in a casino						$ 100,000
Sri Lanka Agreement with the Board of Investment [Member]
Commitments and Contingencies [Line Items]
Obligated investment amount by the earlier of (i) the date which was 24 months from June 28, 2024; and (ii) the date that the casino commenced operation, and which ultimately took place on August 1, 2025	$ 100,000
Amount of loan investment made				$ 90,000
Amount of equity investment made				$ 24,535	රු 7,510,000
Percentage of committed investment amount to be funded by loan capital	80.00%
Percentage of committed investment amount to be funded by equity	20.00%
Sri Lanka Betting and Gaming Levy Act (as amended) [Member]
Commitments and Contingencies [Line Items]
Annual levy from the fiscal year in which it commences carrying on the business of gaming		$ 1,613	රු 500,000
Monthly gross collection levy threshold limit amount		$ 3	රු 1,000
Before January 1, 2026 [Member] | Sri Lanka Betting and Gaming Levy Act (as amended) [Member]
Commitments and Contingencies [Line Items]
Monthly gross collection levy rate		15.00%	15.00%
Effective from January 1, 2026 [Member] | Sri Lanka Betting and Gaming Levy Act (as amended) [Member]
Commitments and Contingencies [Line Items]
Monthly gross collection levy rate		18.00%	18.00%